Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$187,244	$—	$187,244

September 30, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$38,006	$38,006

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$—	$178,198	$178,198

Summary of Categories of Financial Instruments
c.	Categories of financial instruments

	December 31 2018	September 30 2019
Financial assets

Financial assets at fair value through profit or loss
Mandatorily classified as fair value through profit or loss	$60,004	$38,006
Financial assets at amortized cost (1)	29,080,981	8,101,535
Financial assets at fair value through other comprehensive income
Equity instruments	187,244	178,198
Financial liabilities

Financial liabilities at amortized cost (2)	21,304,150	17,664,326

1)	The balances included financial assets at amortized cost, which comprise of cash and cash equivalents, accounts receivable and refundable deposits.
2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

Summary of Group's Significant Financial Assets and Liabilities Denominated in Foreign Currencies
The Group’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$2,297,231	0.7335	$1,685,019
Financial liabilities

Monetary items
SGD	13,515,737	0.7335	9,914,437

	September 30, 2019
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$1,196,676	0.7235	$865,849
Financial liabilities

Monetary items
SGD	15,093,019	0.7235	10,920,479

Sensitivity Analysis of Foreign Currency Risk

	For the nine months ended September 30
	2018	2019
Profit or loss
SGD*	$(389,235)	$(502,732)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.